Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable Net

Accounts receivable — third parties, net, consists of the following:

	As of March 31,
	2025	2026
	USD	USD
Accounts receivable – third parties	3,125,187	2,489,516
Less: allowance for credit loss	(22,794)	(22,794)
Accounts receivable, net	3,102,393	2,466,722

Accounts receivable- related parties, net, consists of the following:

	As of March 31,
	2025	2026
	USD	USD
Accounts receivable – related parties	—	36,907
Less: allowance for credit loss	—	—
Accounts receivable, net	—	36,907

Schedule of Allowance for Credit Loss

The movements in the allowance for credit loss for the years ended March 31, 2025 and 2026 were as follows:

	For the years ended March 31,
	2025	2026
	USD	USD
Balance at beginning of the year	22,794	22,794
Current provision (recoveries)	—	—
Written off	—	—
Balance at end of the year	22,794	22,794